Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 148,628	$ 115,922
Prepaid expenses	228,661	77,295
Total assets	377,289	193,217
Current liabilities:
Accounts payable and accrued liabilities	1,342,872	1,130,546
Promissory notes payable to related parties	3,091,966	3,041,966
Promissory notes payable to unrelated parties	2,163,368	2,213,368
Interest payable	4,662,731	4,110,647
Lines of credit from related parties	15,828,155	14,008,833
Total current liabilities	27,089,092	24,505,360
Long-term liabilities:
Loan payable to related parties	1,842,982
Total liabilities	28,932,074	24,505,360
Shareholders’ Deficit
Preferred shares: Authorized: Unlimited preferred shares without par value (2021 – Unlimited) Shares issued and outstanding: Nil preferred shares (2021 – Nil) were issued and outstanding
Ordinary shares: Authorized: Unlimited ordinary shares without par value (2021 – Unlimited) Shares issued and outstanding: 551,966,844 ordinary shares (2021 – 542,716,344)	28,040,825	27,670,800
Additional paid-in capital	56,032,129	50,043,543
Accumulated other comprehensive income (loss) – cumulative translation differences	6,147	(11,409)
Accumulated deficit	(112,633,886)	(102,015,077)
Total shareholders’ deficit	(28,554,785)	(24,312,143)
Total liabilities and shareholders’ deficit	$ 377,289	$ 193,217